Segment Information - Other information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Information
Total assets	$ 1,509,102	$ 1,490,661	$ 1,665,881
Investments in affiliates	98,890	94,564	112,961
Capital expenditures	29,700	17,669	35,356
Operating segment | Baseball
Segment Information
Total assets	977,905	953,016
Investments in affiliates	84,388	78,326
Capital expenditures	8,292	6,853
Operating segment | Mixed-Use Development
Segment Information
Total assets	526,142	516,498	484,850
Investments in affiliates	14,502	16,238	18,846
Capital expenditures	21,408	10,816	27,207
Corporate and other
Segment Information
Total assets	59,830	69,531	83,985
Elimination
Segment Information
Total assets	$ (54,775)	$ (48,384)	$ (42,616)